GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets	The carrying amounts of goodwill and intangible assets are
summarized as follows:

	December 31,
	2025	2024
Goodwill on acquisitions	4,266	3,605
Concessions, patents and licenses	370	285
Customer relationships and trade marks	292	204
Emission rights	181	246
Other	143	113
Total	5,252	4,453
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other[1]	Total
Cost
At December 31, 2023	556	1,168	1,024	2,748
Acquisitions	85	—	42	127
Acquisitions through business combinations (note 2.2.4)	—	58	—	58
Disposals	—	—	(182)	(182)
Foreign exchange differences	(82)	(92)	(62)	(236)
Transfers and other movements	27	14	(193)	(152)
Fully amortized intangible assets	(35)	(322)	(3)	(360)
At December 31, 2024	551	826	626	2,003
Acquisitions	102	—	52	154
Acquisitions through business combination (note 2.2.4)	3	105	—	108
Foreign exchange differences	114	87	90	291
Transfers and other movements	10	(11)	(91)	(92)
At December 31, 2025	780	1,007	677	2,464

Accumulated amortization and impairment losses
At December 31, 2023	290	1,013	251	1,554
Amortization charge	67	15	25	107
Foreign exchange differences	(57)	(84)	(23)	(164)
Transfers and other movements	—	—	17	17
Fully amortized intangible assets	(34)	(322)	(3)	(359)
At December 31, 2024	266	622	267	1,155
Amortization charge	76	26	27	129
Impairment charge (note 5.3)	—	—	10	10
Foreign exchange differences	83	68	36	187
Transfers and other movements	(15)	(1)	13	(3)
At December 31, 2025	410	715	353	1,478

Carrying amount
At December 31, 2024	285	204	359	848
At December 31, 2025	370	292	324	986
[1] Including emission rights of 181 and 246 at December 31, 2025 and 2024, respectively.
Schedule of Goodwill Acquired	Goodwill acquired in business combinations for each of the
Company’s operating segments and certain other CGUs and
GCGUs is as follows:

	December 31, 2024	Acquisitions[1]	Foreign exchange differences and other movements	December 31, 2025
North America	1,501	97	38	1,636
Brazil	1,062	301	117	1,480
Europe	488	—	56	544
Sustainable Solutions	178	—	55	233
Others[2]	376	—	(3)	373
Total	3,605	398	263	4,266
1.See note 2.2.4
2.Includes the CGU AMKR and the GCGU AMSA

Schedule of Property, Plant and Equipment	Except for land and assets used in
mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the
related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other[2]	Construction in progress	Right-of-use assets	Mining Assets	Total
Cost
At December 31, 2023	10,850	35,965	7,343	2,272	3,032	59,462
Additions	43	243	3,854	209	207	4,556
Acquisitions through business combinations (note 2.2.4)	36	18	—	—	—	54
Foreign exchange differences	(1,163)	(4,462)	(500)	(151)	(45)	(6,321)
Disposals	(82)	(470)	(77)	—	—	(629)
Other movements [1]	365	2,159	(2,267)	(94)	208	371
At December 31, 2024	10,049	33,453	8,353	2,236	3,402	57,493
Additions	36	284	3,882	226	—	4,428
Acquisitions through business combinations (note 2.2.4)	299	1,159	1,833	48	—	3,339
Foreign exchange differences	1,538	5,756	498	223	28	8,043
Disposals	(29)	(208)	—	—	—	(237)
Divestments (note 2.3)	(173)	(379)	(11)	—	—	(563)
Transfer to assets held for sale (note 2.3)	(15)	(37)	(18)	—	—	(70)
Other movements [1]	1,075	4,204	(5,969)	(109)	739	(60)
At December 31, 2025	12,780	44,232	8,568	2,624	4,169	72,373

Accumulated depreciation and impairment
At December 31, 2023	3,819	18,152	1,083	928	1,824	25,806
Depreciation charge for the year	314	1,884	—	227	100	2,525
Impairment (note 5.3)	15	49	52	—	—	116
Disposals	(34)	(431)	—	—	—	(465)
Foreign exchange differences	(573)	(3,034)	(18)	(71)	(38)	(3,734)
Other movements [1]	5	23	(17)	(88)	11	(66)
At December 31, 2024	3,546	16,643	1,100	996	1,897	24,182
Depreciation charge for the year	334	2,040	38	240	164	2,816
Impairment (note 5.3)	40	74	29	—	—	143
Disposals	(23)	(172)	—	—	—	(195)
Foreign exchange differences	915	4,236	16	91	10	5,268
Divestments (note 2.3)	(173)	(379)	(11)	—	—	(563)
Transfer to assets held for sale (note 2.3)	(14)	(33)	(18)	—	—	(65)
Other movements [1]	(6)	(99)	(31)	(82)	(36)	(254)
At December 31, 2025	4,619	22,310	1,123	1,245	2,035	31,332

Carrying amount
At December 31, 2024	6,503	16,810	7,253	1,240	1,505	33,311
At December 31, 2025	8,161	21,922	7,445	1,379	2,134	41,041
1.Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully depreciated assets and capitalization of borrowing costs.
2.Machinery, equipment and other include biological assets of 140 and 74 as of December 31, 2025 and 2024, respectively, and bearer plants of 62 and 47 as of
December 31, 2025 and 2024, respectively.

Schedule of Impairment of Assets	Impairment charges were as follows:

	Year ended December 31,
Type of asset	2025	2024	2023
Goodwill	—	—	194
Intangible assets	10	—	—
Tangible assets	143	116	844
Total	153	116	1,038
The weighted average pre-tax
discount rates used in connection with the historical goodwill impairment testing in 2025 and 2024 are set forth below:

	North America	Brazil	Europe	Sustainable Solutions	AMSA	AMKR[1]
GCGU weighted average pre-tax discount rate used in 2025 (in %)	12.7	15.4	10.7	10.9	14.6	19.1
GCGU weighted average pre-tax discount rate used in 2024 (in %)	12.9	17.0	11.6	10.2	16.1	19.7
[1] Rates for AMKR are blended and include distinct country risk premiums reflecting differentiated pre-war and post-war conditions.

	AMKR	Brazil
Excess of recoverable amount over carrying amount	196	612
Increase in pre-tax discount rate (change in basis points)	271	65
Decrease in average selling price (change in %)[1]	2.3%	0.8%
Decrease in shipments (change in %)	8.5%	3.5%
1.excluding effect on raw material cost

AML
Excess of recoverable amount over carrying amount	135
Increase in pre-tax discount rate (change in basis points)	109
Decrease in average selling price (change in %)	2.3%
Decrease in shipments (change in %)	4.2%

Cash Generating Unit	Region	Recoverable Amount (Value in Use)	Total Impairment Recorded	2023 Pre-Tax Discount Rate	2022 Pre-Tax Discount Rate	Carrying Amount of property, plant and equipment as of December 31, 2023
Long Products South Africa	South Africa	264	112	17.3%	17.5%	86